GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2023

(unaudited)

COMMON STOCKS — 59.6%
	SHARES	VALUE
Software & Services — 7.2%
Adobe, Inc. (a)	6,586	$3,504,147
Microsoft Corporation	52,010	17,585,101
Paycom Software, Inc.	7,024	1,720,669
ServiceNow, Inc. (a)	5,144	2,993,037
		25,802,954
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AstraZeneca PLC ADR (b)	73,287	4,633,937
Gilead Sciences, Inc.	28,375	2,228,573
IQVIA Holdings, Inc. (a)	13,140	2,376,106
Merck & Company, Inc.	27,300	2,803,710
Novo Nordisk A/S ADR (b)	22,500	2,172,825
Roche Holding AG ADR	67,859	2,193,881
Thermo Fisher Scientific, Inc.	5,889	2,619,251
		19,028,283
Technology Hardware & Equipment — 5.3%
Apple, Inc.	89,484	15,281,183
Palo Alto Networks, Inc. (a)	14,273	3,468,624
		18,749,807
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	15,676	2,466,305
ASML Holding NV (b)	4,954	2,966,505
NVIDIA Corporation	16,127	6,576,590
NXP Semiconductors NV (b)	12,266	2,115,026
Wolfspeed, Inc. (a)	43,189	1,461,516
		15,585,942
Capital Goods — 4.2%
Deere & Company	5,649	2,063,919
Eaton Corporation PLC	15,151	3,150,044
Illinois Tool Works, Inc.	7,095	1,590,131
Rockwell Automation, Inc.	4,908	1,289,872
Trane Technologies PLC	15,557	2,960,653
Westinghouse Air Brake Technologies Corporation	21,955	2,327,669
Xylem, Inc.	15,837	1,481,393
		14,863,681

	SHARES	VALUE
Insurance — 3.7%
Aflac, Inc.	28,265	$2,207,779
Elevance Health, Inc.	14,251	6,414,233
Progressive Corporation (The)	15,121	2,390,479
Travelers Companies, Inc. (The)	13,908	2,328,755
		13,341,246
Consumer Discretionary Distribution & Retail — 3.6%
Home Depot, Inc. (The)	11,443	3,257,708
Target Corporation	21,254	2,354,731
TJX Companies, Inc. (The)	49,595	4,367,831
Tractor Supply Company	14,712	2,832,943
		12,813,213
Financial Services — 3.3%
LPL Financial Holdings, Inc.	19,667	4,415,635
Mastercard, Inc., Class A	19,728	7,424,632
		11,840,267
Media & Entertainment — 2.7%
Alphabet, Inc., Class A (a)	77,564	9,624,141

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corporation REIT	19,574	3,487,891
AvalonBay Communities, Inc. REIT	8,963	1,485,528
Equinix, Inc. REIT	2,596	1,894,145
Jones Lang LaSalle, Inc. (a)	9,787	1,251,953
Prologis, Inc. REIT	10,930	1,101,198
		9,220,715
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corporation	10,528	5,816,088
Sysco Corporation	30,845	2,050,884
		7,866,972
Healthcare Equipment & Services — 2.0%
Alcon, Inc. (b)	35,019	2,497,555
Stryker Corporation	10,759	2,907,297

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
West Pharmaceutical Services, Inc.	5,832	$1,856,267
		7,261,119
Consumer Durables & Apparel — 2.0%
Levi Strauss & Company, Class A	129,446	1,769,527
Lululemon Athletica, Inc. (a)	7,754	3,051,044
NIKE, Inc., Class B	21,523	2,211,918
		7,032,489
Banks — 1.9%
East West Bancorp, Inc.	63,372	3,398,007
PNC Financial Services Group, Inc. (The)	28,515	3,264,112
		6,662,119
Renewable Energy & Energy Efficiency — 1.8%
First Solar, Inc. (a)	15,473	2,204,129
Ormat Technologies, Inc.	35,154	2,163,377
SolarEdge Technologies, Inc. (a)	13,704	1,040,819
Sunrun, Inc. (a)	109,285	1,054,600
		6,462,925
Household & Personal Products — 1.6%
Procter & Gamble Company (The)	17,374	2,606,621
Unilever PLC ADR (b)	61,768	2,924,715
		5,531,336
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	13,020	2,237,748
United Parcel Service, Inc., Class B	14,085	1,989,506
		4,227,254
Materials — 1.0%
Ball Corporation	58,571	2,820,194

	SHARES	VALUE
Materials — (continued)
Ingevity Corporation (a)	19,719	$794,281
		3,614,475
Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (a)	15,357	1,137,339
Starbucks Corporation	22,323	2,059,074
		3,196,413
Commercial & Professional Services — 0.7%
Verisk Analytics, Inc.	10,870	2,471,403

Utilities — 0.6%
American Water Works Company, Inc.	19,443	2,287,469

Food & Beverage — 0.6%
McCormick & Company, Inc.	33,631	2,149,021

Telecommunication Services — 0.5%
Verizon Communications, Inc.	49,228	1,729,380

Automobiles & Components — 0.3%
Aptiv PLC (a)	10,287	897,026
Total Common Stocks
(Cost $128,140,306)		212,259,650

	PRINCIPAL AMOUNT
BONDS & NOTES — 39.6%
Green and Sustainability Bonds — 28.1%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$2,500,000	1,919,460
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,642,390
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	957,032

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Asian Development Bank 3.125%, due 9/26/28 (b)	$4,000,000	$3,686,432
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	6,000,000	4,542,210
Bank of America Corporation 2.456% (3-Month Term SOFR+113.161 basis points), due 10/22/25 (c)	4,000,000	3,844,676
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,402,510
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	3,768,147
Century Housing Corporation 0.60%, due 2/15/24	2,500,000	2,464,820
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,000,000
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,943,488
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	466,845
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,545,180
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,916,044
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	4,000,000	3,766,444
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	466,446
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	5,000,000	3,810,195
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	3,891,575

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	$3,500,000	$3,279,398
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,095,838
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,021,303
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	5,000,000	4,808,075
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,299,841
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	1,965,452
Salesforce, Inc. 1.50%, due 7/15/28 (c)	6,000,000	5,056,878
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,712,426
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,150,381
United States International Development Finance Corporation 3.43%, due 6/1/33	188,332	170,765
United States International Development Finance Corporation 3.05%, due 6/15/35	1,191,300	1,028,576
United States International Development Finance Corporation 2.58%, due 7/15/38	2,768,500	2,226,137
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	5,000,000	4,543,620
Visa, Inc. 0.75%, due 8/15/27 (c)	6,000,000	5,096,814
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,486,564
		99,975,962

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — 4.7%
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	$500,000	$483,305
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,795,472
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	2,758,653
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	4,000,000	3,800,804
Federal Farm Credit Banks Funding Corporation 1.23%, due 7/29/30 (c)	5,000,000	3,848,055
Federal Home Loan Banks 0.75%, due 12/14/23 (c)	3,000,000	2,983,209
		16,669,498
Community Development Financial Institutions — 2.5%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,301,840
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	2,707,440
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,771,776
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,878,764
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,296,078
		8,955,898
Municipal — 1.0%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	3,766,920	3,619,637

	PRINCIPAL AMOUNT	VALUE
Capital Goods — 0.9%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (c)	$3,500,000	$3,197,625

Equity Real Estate Investment Trusts (REITs) — 0.9%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,097,592

Software & Services — 0.6%
Adobe, Inc. 3.25%, due 2/1/25 (c)	2,000,000	1,948,016

Media & Entertainment — 0.5%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	2,000,000	1,838,898

Insurance — 0.3%
Travelers Property Casualty Corporation 7.75%, due 4/15/26	1,000,000	1,046,582

Healthy Living — 0.1%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	493,047
Total Bonds & Notes
(Cost $155,904,044)		140,842,755

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	concluded

VALUE
SHORT-TERM INVESTMENTS — 0.6%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $2,211,158)	$2,211,158
Total Short-term Investments
(Cost $2,211,158)	2,211,158
TOTAL INVESTMENTS — 99.8%
(Cost $286,255,508)	355,313,563
Other Assets Less Liabilities — 0.2%	640,877
NET ASSETS — 100.0%	$355,954,440

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.

(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	Callable

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,772,445.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2023

(unaudited)

COMMON STOCKS — 99.7%
	SHARES	VALUE
Software & Services — 24.2%
Accenture PLC, Class A (a)	17,067	$5,070,435
Adobe, Inc. (b)	12,336	6,563,492
ANSYS, Inc. (b)	2,353	654,746
Autodesk, Inc. (b)	5,789	1,144,080
Automatic Data Processing, Inc.	11,168	2,437,081
Cadence Design Systems, Inc. (b)	7,389	1,772,252
Cognizant Technology Solutions Corporation, Class A	13,653	880,209
Fidelity National Information Services, Inc.	16,042	787,823
Fortinet, Inc. (b)	18,085	1,033,919
Gen Digital, Inc.	15,691	261,412
International Business Machines Corporation	24,557	3,551,924
Intuit, Inc.	7,567	3,745,287
Microsoft Corporation	191,117	64,618,569
Okta, Inc., Class A (b)	4,237	285,616
Oracle Corporation	44,059	4,555,701
Paycom Software, Inc.	1,419	347,612
PayPal Holdings, Inc. (b)	28,716	1,487,489
PTC, Inc. (b)	3,060	429,685
Salesforce, Inc. (b)	26,355	5,292,875
ServiceNow, Inc. (b)	5,503	3,201,920
Splunk, Inc. (b)	4,223	621,457
Teradata Corporation (b)	2,757	117,779
Visa, Inc., Class A	43,763	10,288,681
VMware, Inc., Class A (b)	6,443	938,423
Western Union Company (The)	10,221	115,395
Workday, Inc., Class A (b)	5,578	1,180,918
ZoomInfo Technologies, Inc. (b)	7,133	92,444
		121,477,224
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc. (b)	43,565	4,291,153
Analog Devices, Inc.	13,536	2,129,619
Applied Materials, Inc.	22,684	3,002,227
Intel Corporation	112,821	4,117,967
Lam Research Corporation	3,626	2,132,886
Microchip Technology, Inc.	14,781	1,053,737
NVIDIA Corporation	66,819	27,248,788
NXP Semiconductors NV (a)	7,034	1,212,873

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — (continued)
ON Semiconductor Corporation (b)	11,697	$732,700
Skyworks Solutions, Inc.	4,326	375,237
Texas Instruments, Inc.	24,549	3,486,203
		49,783,390
Media & Entertainment — 8.8%
Alphabet, Inc., Class A (b)	160,706	19,940,400
Alphabet, Inc., Class C (b)	143,005	17,918,526
Electronic Arts, Inc.	7,024	869,501
John Wiley & Sons, Inc., Class A	1,277	38,655
Liberty Global PLC, Series C (a)(b)	6,709	113,785
New York Times Company (The), Class A	4,076	164,303
Omnicom Group, Inc.	5,413	405,488
Scholastic Corporation	769	28,376
Walt Disney Company (The) (b)	49,379	4,028,833
Warner Bros Discovery, Inc. (b)	62,534	621,588
		44,129,455
Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
AbbVie, Inc.	47,750	6,741,345
Agilent Technologies, Inc.	7,999	826,857
Amgen, Inc.	14,460	3,697,422
Biogen, Inc. (b)	3,923	931,869
BioMarin Pharmaceutical, Inc. (b)	5,114	416,535
Bio-Techne Corporation	4,293	234,527
Bristol-Myers Squibb Company	56,809	2,927,368
Danaher Corporation	18,960	3,640,699
Gilead Sciences, Inc.	33,749	2,650,646
Illumina, Inc. (b)	4,233	463,175
IQVIA Holdings, Inc. (b)	5,026	908,852
Jazz Pharmaceuticals PLC (a)(b)	1,733	220,126
Merck & Company, Inc.	68,675	7,052,923
Mettler-Toledo International, Inc. (b)	597	588,164
Vertex Pharmaceuticals, Inc. (b)	6,957	2,519,199
Waters Corporation (b)	1,606	383,079

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Zoetis, Inc.	12,529	$1,967,053
		36,169,839
Financial Services — 6.3%
Ally Financial, Inc.	7,260	175,619
American Express Company	17,059	2,491,126
Ameriprise Financial, Inc.	2,805	882,369
Bank of New York Mellon Corporation (The)	21,087	896,197
BlackRock, Inc.	4,048	2,478,509
Charles Schwab Corporation (The)	40,773	2,121,827
CME Group, Inc.	9,709	2,072,483
Equitable Holdings, Inc.	9,719	258,234
FactSet Research Systems, Inc.	1,042	450,029
Franklin Resources, Inc.	8,159	185,944
Intercontinental Exchange, Inc.	15,440	1,658,874
Invesco Ltd.	9,349	121,257
Mastercard, Inc., Class A	22,907	8,621,049
Moody’s Corporation	4,476	1,378,608
Morgan Stanley	33,948	2,404,197
Nasdaq, Inc.	9,237	458,155
Northern Trust Corporation	5,679	374,303
S&P Global, Inc.	8,860	3,094,887
State Street Corporation	9,067	586,000
Synchrony Financial	11,683	327,708
T. Rowe Price Group, Inc.	6,069	549,245
Voya Financial, Inc.	2,675	178,610
		31,765,230
Capital Goods — 6.1%
3M Company	14,960	1,360,612
A.O. Smith Corporation	3,346	233,417
AGCO Corporation	1,737	199,164
Air Lease Corporation, Class A	2,826	97,864
Allegion PLC (a)	2,393	235,375
Applied Industrial Technologies, Inc.	1,062	163,028
Builders FirstSource, Inc. (b)	3,490	378,735
Carrier Global Corporation	22,624	1,078,260
Caterpillar, Inc.	13,938	3,150,685

	SHARES	VALUE
Capital Goods — (continued)
Cummins, Inc.	3,832	$828,862
Deere & Company	7,523	2,748,603
Dover Corporation	3,807	494,720
Eaton Corporation PLC	10,770	2,239,191
EMCOR Group, Inc.	1,293	267,198
Fastenal Company	15,539	906,545
Ferguson PLC (a)	5,505	826,851
Flowserve Corporation	3,593	131,935
Fortive Corporation	9,546	623,163
Fortune Brands Innovations, Inc.	3,360	187,488
Graco, Inc.	4,571	339,854
Granite Construction, Inc.	1,169	47,321
IDEX Corporation	2,056	393,539
Illinois Tool Works, Inc.	8,201	1,838,008
Lennox International, Inc.	870	322,370
Lincoln Electric Holdings, Inc.	1,549	270,765
Masco Corporation	6,139	319,780
Middleby Corporation (The) (b)	1,459	164,677
Owens Corning	2,454	278,210
PACCAR, Inc.	14,142	1,167,139
Parker-Hannifin Corporation	3,472	1,280,856
Pentair PLC (a)	4,421	256,949
Quanta Services, Inc.	3,898	651,434
Rockwell Automation, Inc.	3,109	817,076
Roper Technologies, Inc.	2,889	1,411,479
Sensata Technologies Holding NV	4,137	131,888
Snap-on, Inc.	1,426	367,822
Stanley Black & Decker, Inc.	4,175	355,084
Tennant Company	470	34,883
Timken Company (The)	1,770	122,342
Trane Technologies PLC	6,149	1,170,216
United Rentals, Inc.	1,858	754,850
W.W. Grainger, Inc.	1,220	890,393
Westinghouse Air Brake Technologies Corporation	4,899	519,392
Xylem, Inc.	6,509	608,852
		30,666,875
Food & Beverage — 4.3%
Archer-Daniels-Midland Company	14,760	1,056,373
Bunge Global SA	4,101	434,624

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Food & Beverage — (continued)
Campbell Soup Company	5,257	$212,435
Coca-Cola Company (The)	111,180	6,280,558
Conagra Brands, Inc.	12,838	351,248
Darling Ingredients, Inc. (b)	4,303	190,580
General Mills, Inc.	15,846	1,033,793
Hormel Foods Corporation	8,190	266,585
Ingredion, Inc.	1,756	164,327
JM Smucker Company (The)	2,780	316,475
Kellanova	7,428	374,891
Keurig Dr Pepper, Inc.	24,677	748,453
Kraft Heinz Company (The)	23,258	731,697
Lamb Weston Holdings, Inc.	3,971	356,596
McCormick & Company, Inc.	6,716	429,152
Mondelez International, Inc., Class A	36,772	2,434,674
PepsiCo, Inc.	37,252	6,082,507
		21,464,968
Healthcare Equipment & Services — 3.6%
Align Technology, Inc. (b)	1,976	364,750
Becton, Dickinson & Company	7,665	1,937,559
Cardinal Health, Inc.	6,843	622,713
Cencora, Inc.	4,646	860,207
Centene Corporation (b)	14,790	1,020,214
Cigna Group (The)	7,989	2,470,199
Cooper Cos., Inc. (The)	1,346	419,615
DaVita, Inc. (b)	1,463	112,987
DENTSPLY SIRONA, Inc.	5,694	173,154
DexCom, Inc. (b)	10,497	932,448
Edwards Lifesciences Corporation (b)	16,453	1,048,385
HCA Healthcare, Inc.	5,597	1,265,706
Henry Schein, Inc. (b)	3,561	231,394
Hologic, Inc. (b)	6,696	443,074
Humana, Inc.	3,387	1,773,738
IDEXX Laboratories, Inc. (b)	2,247	897,609
Insulet Corporation (b)	1,894	251,088
Laboratory Corporation of America Holdings	2,401	479,552
Patterson Companies, Inc.	2,363	71,977
Pediatrix Medical Group, Inc. (b)	2,034	23,310
Quest Diagnostics, Inc.	3,036	394,984
ResMed, Inc.	3,939	556,266

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Select Medical Holdings Corporation	2,929	$66,576
STERIS PLC	2,669	560,437
Teladoc Health, Inc. (b)	4,537	75,042
West Pharmaceutical Services, Inc.	2,017	641,991
Zimmer Biomet Holdings, Inc.	5,647	589,603
		18,284,578
Consumer Discretionary Distribution & Retail — 3.6%
AutoNation, Inc. (b)	807	104,975
Best Buy Company, Inc.	5,354	357,754
Booking Holdings, Inc. (b)	998	2,783,981
Buckle, Inc. (The)	812	27,421
CarMax, Inc. (b)	4,312	263,420
Foot Locker, Inc.	2,249	47,207
GameStop Corporation, Class A (b)	7,479	102,986
Gap, Inc. (The)	6,046	77,389
Home Depot, Inc. (The)	27,212	7,746,984
Kohl’s Corporation	3,019	68,078
LKQ Corporation	7,289	320,133
Lowe’s Companies, Inc.	15,828	3,016,342
Nordstrom, Inc.	2,838	39,675
ODP Corporation (The) (b)	934	41,955
Pool Corporation	1,055	333,137
Signet Jewelers Ltd.	1,184	82,679
Target Corporation	12,498	1,384,653
Tractor Supply Company	2,942	566,512
Ulta Beauty, Inc. (b)	1,335	509,049
		17,874,330
Renewable Energy & Energy Efficiency — 3.4%
Acuity Brands, Inc.	847	137,188
First Solar, Inc. (b)	2,751	391,880
Itron, Inc. (b)	1,270	72,746
Johnson Controls International, PLC	18,584	910,988
Ormat Technologies, Inc.	1,435	88,310
Tesla, Inc. (b)	77,158	15,496,413
		17,097,525

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Insurance — 3.3%
Allstate Corporation (The)	7,078	$906,904
Arthur J. Gallagher & Company	5,801	1,366,077
Chubb Ltd. (a)	11,193	2,402,242
Elevance Health, Inc.	6,403	2,881,926
Hartford Financial Services Group, Inc. (The)	8,411	617,788
Lincoln National Corporation	4,497	97,900
Loews Corporation	5,240	335,412
Marsh & McLennan Companies, Inc.	13,412	2,543,586
Principal Financial Group, Inc.	6,613	447,568
Progressive Corporation (The)	15,826	2,501,932
Prudential Financial, Inc.	9,879	903,336
Travelers Companies, Inc. (The)	6,251	1,046,667
Willis Towers Watson PLC (a)	2,858	674,174
		16,725,512
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corporation REIT	12,581	2,241,808
Anywhere Real Estate, Inc. (b)	2,748	12,833
AvalonBay Communities, Inc. REIT	3,866	640,751
Boston Properties, Inc. REIT	4,061	217,548
CBRE Group, Inc., Class A (b)	8,336	578,018
COPT Defense Properties REIT	3,017	68,788
Digital Realty Trust, Inc. REIT	7,848	975,977
Equinix, Inc. REIT	2,535	1,849,638
Equity Residential REIT	9,782	541,238
Federal Realty Investment Trust REIT	1,948	177,638
Healthpeak Properties, Inc. REIT	14,844	230,824
Host Hotels & Resorts, Inc. REIT	19,367	299,801
Iron Mountain, Inc. REIT	7,939	468,957
Jones Lang LaSalle, Inc. (b)	1,273	162,842
Macerich Company (The) REIT	5,877	57,125
PotlatchDeltic Corporation REIT	2,160	92,556
Prologis, Inc. REIT	24,961	2,514,821
SBA Communications Corporation, Class A REIT	2,924	610,034
Simon Property Group, Inc. REIT	8,846	972,087
UDR, Inc. REIT	8,521	271,053

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — (continued)
Ventas, Inc. REIT	10,894	$462,559
Welltower, Inc. REIT	13,448	1,124,387
		14,571,283
Household & Personal Products — 2.7%
Clorox Company (The)	3,346	393,824
Colgate-Palmolive Company	21,275	1,598,178
Estee Lauder Companies, Inc. (The), Class A	6,279	809,175
Kimberly-Clark Corporation	9,162	1,096,142
Procter & Gamble Company (The)	63,769	9,567,263
		13,464,582
Materials — 2.5%
Albemarle Corporation	3,178	402,907
Amcor PLC (a)	39,805	353,866
Avery Dennison Corporation	2,189	381,039
Axalta Coating Systems Ltd. (b)	5,952	156,121
Ball Corporation	8,406	404,749
Compass Minerals International, Inc.	974	23,999
Ecolab, Inc.	6,933	1,162,941
H.B. Fuller Company	1,487	98,365
International Flavors & Fragrances, Inc.	6,829	466,762
Linde PLC (a)	13,247	5,062,473
Minerals Technologies, Inc.	928	50,168
Mosaic Company (The)	9,056	294,139
Newmont Corporation	31,191	1,168,727
PPG Industries, Inc.	6,389	784,377
Schnitzer Steel Industries, Inc., Class A	743	16,874
Sealed Air Corporation	3,907	120,297
Sherwin-Williams Company (The)	6,637	1,581,000
Sonoco Products Company	2,649	137,245
		12,666,049

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Consumer Services — 2.5%
Aramark	6,750	$181,777
Choice Hotels International, Inc.	894	98,787
Darden Restaurants, Inc.	3,244	472,099
Domino’s Pizza, Inc.	962	326,108
Hilton Worldwide Holdings, Inc.	7,154	1,084,046
Jack in the Box, Inc.	538	33,991
Marriott International, Inc., Class A	6,982	1,316,526
McDonald’s Corporation	19,754	5,178,906
Royal Caribbean Cruises Ltd. (b)	6,271	531,342
Starbucks Corporation	30,965	2,856,212
Vail Resorts, Inc.	1,104	234,324
		12,314,118
Technology Hardware & Equipment — 2.4%
Cisco Systems, Inc.	110,274	5,748,584
Cognex Corporation	4,698	169,081
CommScope Holding Company, Inc. (b)	5,878	8,699
Corning, Inc.	21,790	583,100
Dell Technologies, Inc., Class C	6,970	466,363
F5, Inc. (b)	1,646	249,517
Flex Ltd. (b)	12,071	310,466
Hewlett Packard Enterprise Company	35,183	541,114
HP, Inc.	24,117	635,001
Keysight Technologies, Inc. (b)	4,785	584,009
Motorola Solutions, Inc.	4,546	1,265,879
TE Connectivity Ltd. (a)	8,516	1,003,611
Trimble, Inc. (b)	6,743	317,798
Xerox Holdings Corporation	3,132	40,215
Zebra Technologies Corporation, Class A (b)	1,400	293,202
		12,216,639
Transportation — 1.9%
ArcBest Corporation	653	71,099
Avis Budget Group, Inc. (b)	604	98,331
C.H. Robinson Worldwide, Inc.	3,170	259,401
CSX Corporation	55,309	1,650,974
Delta Air Lines, Inc.	4,374	136,687

	SHARES	VALUE
Transportation — (continued)
Expeditors International of Washington, Inc.	4,108	$448,799
J.B. Hunt Transport Services, Inc.	2,256	387,739
Ryder System, Inc.	1,253	122,217
Southwest Airlines Company	4,118	91,543
U-Haul Holding Company	2,684	126,712
Union Pacific Corporation	16,488	3,423,074
United Parcel Service, Inc., Class B	19,574	2,764,827
		9,581,403
Consumer Durables & Apparel — 1.2%
Capri Holdings Ltd. (a)(b)	3,197	163,622
Columbia Sportswear Company	939	69,298
Deckers Outdoor Corporation (b)	712	425,107
Ethan Allen Interiors, Inc.	675	17,725
Garmin Ltd. (a)	4,169	427,448
Hanesbrands, Inc.	9,572	40,107
Hasbro, Inc.	3,588	161,998
La-Z-Boy, Inc.	1,082	31,638
Mattel, Inc. (b)	9,643	183,988
Meritage Homes Corporation	1,003	114,362
Mohawk Industries, Inc. (b)	1,461	117,435
Newell Brands, Inc.	10,571	71,037
NIKE, Inc., Class B	33,322	3,424,502
PVH Corporation	1,720	127,882
Topgolf Callaway Brands Corporation (b)	4,066	49,687
Under Armour, Inc., Class A (b)	5,256	36,004
Under Armour, Inc., Class C (b)	5,382	34,606
VF Corporation	8,973	132,172
Whirlpool Corporation	1,496	156,422
Wolverine World Wide, Inc.	2,254	18,145
		5,803,185
Banks — 0.9%
Bank of Hawaii Corporation	1,083	53,489
Cathay General Bancorp	1,866	63,276
Citizens Financial Group, Inc.	13,185	308,925
Comerica, Inc.	3,589	141,407
Huntington Bancshares, Inc.	39,332	379,554

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Banks — (continued)
International Bancshares Corporation	1,478	$64,781
KeyCorp	25,488	260,487
M&T Bank Corporation	4,479	505,007
Old National Bancorp	8,005	109,668
PNC Financial Services Group, Inc. (The)	10,815	1,237,993
Regions Financial Corporation	25,486	370,312
Truist Financial Corporation	36,040	1,022,094
Zions Bancorp NA	3,986	122,968
		4,639,961
Telecommunication Services — 0.8%
Lumen Technologies Inc.	26,155	38,186
Verizon Communications, Inc.	113,714	3,994,773
		4,032,959
Commercial & Professional Services — 0.4%
ACCO Brands Corporation	2,536	12,832
ASGN, Inc. (b)	1,322	110,334
Copart, Inc. (b)	23,274	1,012,885
Deluxe Corporation	1,187	20,238
Exponent, Inc.	1,400	102,606
Heidrick & Struggles International, Inc.	461	11,221
HNI Corporation	1,309	45,409
ICF International, Inc.	504	63,872
Interface, Inc.	1,373	12,206
Kelly Services, Inc., Class A	788	14,066
ManpowerGroup, Inc.	1,367	95,649
Resources Connection, Inc.	827	11,140
Robert Half International, Inc.	2,860	213,842
Steelcase, Inc., Class A	2,253	24,580
Tetra Tech, Inc.	1,451	218,970
TransUnion	5,266	231,072
TrueBlue, Inc. (b)	927	10,262
		2,211,184
Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)	18,524	840,434

	SHARES	VALUE
Consumer Staples Distribution & Retail — (continued)
Sysco Corporation	13,689	$910,182
		1,750,616
Automobiles & Components — 0.3%
Aptiv PLC (b)	7,650	667,080
Autoliv, Inc. (a)	2,205	202,088
BorgWarner, Inc.	6,429	237,230
Harley-Davidson, Inc.	3,736	100,312
Rivian Automotive, Inc., Class A (b)	17,765	288,148
		1,494,858
Utilities — 0.2%
American Water Works Company, Inc.	5,224	614,604
Essential Utilities, Inc.	6,839	228,833
		843,437
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,434	26,896
United Natural Foods, Inc. (b)	1,633	23,809
		50,705
Total Common Stocks
(Cost $252,587,433)		501,079,905

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,116,466)		1,116,466
Total Short-term Investments
(Cost $1,116,466)		1,116,466
TOTAL INVESTMENTS — 99.9%
(Cost $253,703,899)		502,196,371
Other Assets Less Liabilities — 0.1%		282,388
NET ASSETS — 100.0%		$502,478,759

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	concluded

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2023

(unaudited)

COMMON STOCKS — 98.9%
	SHARES	VALUE
Japan — 22.9%
Advantest Corporation	33,500	$862,914
Aeon Company, Ltd.	28,300	595,422
Ajinomoto Company, Inc.	19,800	723,149
ANA Holdings, Inc. (a)	7,000	137,423
Asahi Kasei Corporation	54,200	333,210
Astellas Pharma, Inc.	78,400	991,750
Azbil Corporation	5,000	147,743
Bridgestone Corporation	25,000	946,130
Brother Industries Ltd.	10,500	163,803
Daikin Industries Ltd.	11,500	1,658,058
Daiwa Securities Group, Inc.	58,300	336,185
FANUC Corporation	41,500	1,029,881
Fuji Electric Company Ltd.	5,500	209,410
Fujitsu Ltd.	7,600	984,561
Hankyu Hanshin Holdings, Inc.	9,900	311,490
Hitachi Ltd.	40,800	2,586,174
Hoya Corporation	15,400	1,482,537
Ibiden Company Ltd.	4,900	208,919
Itochu Techno-Solutions Corporation	300	8,605
KDDI Corp.	65,100	1,947,450
Kikkoman Corporation	6,000	341,369
Kubota Corporation	44,100	593,112
Kyowa Kirin Company Ltd.	11,800	185,075
Lixil Corporation	13,000	142,546
LY Corporation	118,500	302,114
MatsukiyoCocokara & Company	15,000	263,127
Mitsubishi Chemical Group Corporation	55,000	311,223
Mitsui Chemicals, Inc.	7,300	183,993
NEC Corporation	10,800	520,027
Nitto Denko Corporation	6,100	394,705
Nomura Research Institute Ltd.	16,700	438,374
Omron Corporation	7,500	268,704
Ono Pharmaceutical Company Ltd.	17,200	297,035
Oriental Land Company Ltd.	47,600	1,539,639
Rakuten Group, Inc.	64,900	240,060
Renesas Electronics Corporation (a)	55,200	725,086
Secom Company Ltd.	9,200	638,985
Seiko Epson Corporation	12,700	176,316
SG Holdings Company Ltd.	14,100	199,862

	SHARES	VALUE
Japan — (continued)
SoftBank Corporation	124,700	$1,409,967
Sompo Holdings, Inc.	12,900	558,828
Sony Group Corporation	54,900	4,564,325
Sumitomo Chemical Company, Ltd.	60,400	153,522
Sumitomo Metal Mining Company, Ltd.	10,700	300,584
Sumitomo Mitsui Financial Group, Inc.	55,100	2,656,260
Sysmex Corporation	7,300	349,690
T&D Holdings, Inc.	21,900	390,679
TDK Corporation	16,800	628,576
TIS, Inc.	9,400	201,300
Tobu Railway Company Ltd.	8,400	202,183
Tokio Marine Holdings, Inc.	78,400	1,753,983
Toray Industries, Inc.	59,800	289,303
Unicharm Corporation	17,600	598,028
Yamaha Corporation	6,200	165,602
Yamaha Motor Company Ltd.	13,000	317,679
Yamato Holdings Company Ltd.	11,400	189,879
Yaskawa Electric Corporation	10,400	340,425
ZOZO, Inc.	6,100	115,990
		38,612,969
Canada — 10.6%
Agnico Eagle Mines Ltd.	21,369	1,002,192
Bank of Nova Scotia (The)	51,878	2,100,483
Brookfield Renewable Corporation, Class A	5,779	131,473
Canadian Apartment Properties REIT	3,687	108,526
Dollarama, Inc.	12,270	837,878
Gildan Activewear, Inc.	7,702	218,764
Intact Financial Corporation	7,581	1,065,101
Metro, Inc.	10,074	511,691
National Bank of Canada	14,676	912,435
Nutrien Ltd.	21,470	1,153,076
Open Text Corporation	11,817	394,525
RB Global, Inc.	7,952	520,366
RioCan Real Estate Investment Trust REIT	5,932	72,075
Saputo, Inc.	11,423	230,634
Shopify, Inc. (a)	52,214	2,465,745

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Canada — (continued)
Sun Life Financial, Inc.	25,407	$1,160,426
TELUS Corporation	21,200	341,817
Toronto-Dominion Bank (The)	80,199	4,479,532
West Fraser Timber Company Ltd.	2,527	170,538
		17,877,277
France — 10.5%
Aeroports de Paris	1,252	140,597
AXA SA	80,089	2,373,044
BioMerieux	1,749	167,924
Cie Generale des Etablissements Michelin SCA	29,315	870,895
Credit Agricole SA	53,032	640,351
Danone SA	28,047	1,668,510
Dassault Systemes SE	29,159	1,201,147
Hermes International	1,382	2,578,545
L’Oreal SA	10,494	4,410,905
Schneider Electric SE	23,747	3,653,611
Valeo SA	8,656	114,372
		17,819,901
United Kingdom — 9.5%
3i Group PLC	42,202	995,069
abrdn PLC	83,493	159,405
Admiral Group PLC	9,090	270,102
Auto Trader Group PLC (b)	39,704	300,345
Barratt Developments PLC	42,676	215,232
Berkeley Group Holdings PLC	4,590	225,640
BT Group PLC	281,397	386,506
Burberry Group PLC	16,261	335,156
Croda International PLC	6,286	335,036
Informa PLC	61,286	531,036
InterContinental Hotels Group PLC	7,319	518,669
Intertek Group PLC	7,197	335,207
Johnson Matthey PLC	8,003	145,496
Kingfisher PLC	82,751	211,318
Legal & General Group PLC	260,504	671,225
Mondi PLC	21,342	345,236
Pearson PLC	27,576	319,227
Phoenix Group Holdings PLC	32,241	178,103

	SHARES	VALUE
United Kingdom — (continued)
RELX PLC	82,163	$2,869,903
Sage Group PLC (The)	45,052	532,262
Schroders PLC	36,232	163,161
Segro PLC REIT	50,789	441,488
St. James’s Place PLC	23,347	182,017
Taylor Wimpey PLC	150,983	203,929
Unilever PLC	109,441	5,183,462
		16,054,230
Netherlands — 8.5%
Akzo Nobel NV	7,456	500,178
ASML Holding NV	13,517	8,125,260
CNH Industrial NV	44,464	492,746
Prosus NV (a)	66,388	1,856,560
STMicroelectronics NV	29,816	1,136,576
Universal Music Group NV	35,502	869,395
Wolters Kluwer NV	11,163	1,432,265
		14,412,980
Denmark — 8.0%
Coloplast A/S, Class B	5,953	620,800
Demant A/S (a)	4,327	165,115
DSV A/S	8,132	1,215,245
Genmab A/S (a)	2,859	808,185
Novo Nordisk A/S, Class B	95,800	9,242,357
Pandora A/S	3,720	421,922
ROCKWOOL A/S B Shares	403	89,676
Vestas Wind Systems A/S (a)	44,111	956,090
		13,519,390
Switzerland — 6.9%
Banque Cantonale Vaudoise	1,251	141,398
DSM-Firmenich AG	8,068	731,403
Givaudan SA	403	1,341,321
Julius Baer Group Ltd.	8,973	531,726
Kuehne + Nagel International AG	2,357	635,563
Logitech International SA	7,175	564,723
Lonza Group AG	3,225	1,129,346
SGS SA	6,578	537,200
SIG Group AG (a)	13,163	290,185
Sonova Holding AG	2,271	538,228

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	continued

	SHARES	VALUE
Switzerland — (continued)
Swiss Re AG	13,065	$1,427,440
Temenos AG	2,687	193,576
VAT Group AG (b)	1,173	415,946
Zurich Insurance Group AG	6,553	3,112,455
		11,590,510
Germany — 6.0%
adidas AG	7,043	1,252,287
Deutsche Boerse AG	8,251	1,358,071
DHL Group	43,057	1,681,077
GEA Group AG	6,853	234,373
Henkel AG & Company KGaA	4,508	284,905
Henkel AG & Company KGaA (c)	7,273	524,633
LEG Immobilien SE (a)	3,254	203,411
Merck KGaA	5,650	853,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,967	2,394,580
Puma SE	4,556	258,177
Telefonica Deutschland Holding AG	39,731	67,544
Vonovia SE	31,808	732,281
Zalando SE (a)(b)	9,821	229,715
		10,074,412
Australia — 4.3%
ASX Ltd.	8,302	296,614
Brambles Ltd.	60,565	505,467
Cochlear Ltd.	2,891	443,120
Coles Group Ltd.	58,436	567,167
Computershare Ltd.	24,706	389,913
Dexus REIT	45,797	189,152
GPT Group (The) REIT	82,602	190,633
IGO Ltd.	29,003	175,626
Lendlease Corporation Ltd.	31,924	126,437
Mineral Resources Ltd.	7,504	276,580
Mirvac Group REIT	170,615	197,954
Northern Star Resources Ltd.	49,922	365,573
Orica Ltd.	19,389	181,171
Pilbara Minerals Ltd.	116,102	272,726
QBE Insurance Group Ltd.	65,066	645,208

	SHARES	VALUE
Australia — (continued)
Scentre Group REIT	231,515	$358,669
Sonic Healthcare Ltd.	19,369	354,671
Stockland REIT	102,932	232,315
Suncorp Group Ltd.	55,318	470,852
Transurban Group	133,516	1,005,181
		7,245,029
Hong Kong — 3.4%
AIA Group Ltd.	502,400	4,362,719
BOC Hong Kong Holdings Ltd.	161,500	427,091
Hang Seng Bank Ltd.	33,217	379,770
MTR Corporation Ltd.	68,167	254,819
Sino Land Company Ltd.	162,000	161,729
Swire Pacific Ltd. A Shares	18,500	118,174
Swire Properties Ltd.	50,000	96,810
		5,801,112
Ireland — 1.6%
CRH PLC	31,455	1,688,174
James Hardie Industries PLC (a)	19,118	476,989
Kerry Group PLC, Class A	6,954	537,148
		2,702,311
Sweden — 1.4%
Beijer Ref AB	16,766	159,383
Boliden AB	12,344	316,414
Essity AB, Class B	26,527	604,863
Svenska Cellulosa AB SCA, Class B	26,068	357,690
Svenska Handelsbanken AB A Shares	63,762	543,613
Tele2 AB B Shares	23,603	167,619
Telia Company AB	101,114	214,355
		2,363,937
Italy — 1.4%
Amplifon SpA	5,416	153,073
Assicurazioni Generali SpA	44,349	880,922
FinecoBank Banca Fineco SpA	26,292	310,155

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2023
(unaudited)	concluded

	SHARES	VALUE
Italy — (continued)
Mediobanca Banca di Credito Finanziario SpA	23,814	$284,465
Moncler SpA	8,976	466,183
Poste Italiane SpA (b)	22,894	226,653
		2,321,451
Finland — 1.2%
Elisa Oyj	6,138	260,302
Kesko Oyj B Shares	11,736	198,471
Metso OYJ	28,710	252,943
Nokia Oyj	232,545	774,527
Stora Enso Oyj R Shares	25,120	301,900
Wartsila OYJ Abp	20,038	239,120
		2,027,263
Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	9,456	341,963
Amadeus IT Group SA	19,566	1,116,676
		1,458,639
Norway — 0.8%
DNB Bank ASA	40,059	722,735
Gjensidige Forsikring ASA	9,141	137,085
Orkla ASA	32,833	226,300
Telenor ASA	29,933	305,986
		1,392,106
Belgium — 0.5%
KBC Group NV	10,903	600,038
Umicore SA	8,965	213,301
		813,339
Singapore — 0.4%
CapitaLand Integrated Commercial Trust REIT	233,900	300,609
CapitaLand Investment Ltd.	112,111	240,713
City Developments Ltd.	22,000	101,543
		642,865

	SHARES	VALUE
New Zealand — 0.2%
EBOS Group Ltd.	6,476	$132,206
Meridian Energy Ltd.	55,922	157,500
		289,706
Total Common Stocks
(Cost $166,743,590)		167,019,427

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $323,144)		323,144
Total Short-term Investments
(Cost $323,144)		323,144
TOTAL INVESTMENTS — 99.1%
(Cost $167,066,734)		167,342,571
Other Assets Less Liabilities — 0.9%		1,466,124
NET ASSETS — 100.0%		$168,808,695

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,172,659.
(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.